Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
July 31, 2023
DIFK6-NPRT3-0923
1.9883984.106
Common Stocks - 95.5%
	Shares	Value ($)
Australia - 1.5%
Aristocrat Leisure Ltd.	429,077	11,335,339
Flutter Entertainment PLC (a)	96,289	19,166,093
Glencore PLC	5,944,052	36,148,375
TOTAL AUSTRALIA		66,649,807
Belgium - 0.9%
KBC Group NV	560,164	42,160,631
Brazil - 0.1%
XP, Inc. Class A (a)	251,157	6,783,751
Canada - 6.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	546,343	27,660,000
Cameco Corp.	377,984	13,288,847
Canadian Natural Resources Ltd.	804,336	48,913,437
Canadian Pacific Kansas City Ltd. (b)	302,136	24,862,771
Constellation Software, Inc.	23,772	50,223,972
Franco-Nevada Corp.	180,493	26,337,893
GFL Environmental, Inc.	861,774	29,420,964
Imperial Oil Ltd.	375,195	20,212,985
Ivanhoe Mines Ltd. (a)	453,200	4,804,714
Lumine Group, Inc.	67,474	1,070,967
MEG Energy Corp. (a)	515,300	9,187,201
Thomson Reuters Corp.	137,005	18,493,831
Tourmaline Oil Corp. (b)	396,402	20,543,823
TOTAL CANADA		295,021,405
China - 1.8%
Anta Sports Products Ltd.	1,019,348	11,933,282
Chervon Holdings Ltd.	1,417,559	5,307,508
Kweichow Moutai Co. Ltd. (A Shares)	46,851	12,335,086
Li Ning Co. Ltd.	1,889,943	11,389,724
NXP Semiconductors NV	186,613	41,610,967
TOTAL CHINA		82,576,567
Denmark - 3.5%
Carlsberg A/S Series B	130,028	19,502,090
DSV A/S	285,970	57,258,136
Novo Nordisk A/S Series B	520,829	83,984,843
TOTAL DENMARK		160,745,069
France - 10.3%
Air Liquide SA	219,039	39,381,888
Airbus Group NV	329,042	48,467,893
AXA SA	942,740	28,978,735
BNP Paribas SA	635,098	41,883,338
Capgemini SA	237,980	43,126,396
Edenred SA	161,885	10,515,800
EssilorLuxottica SA	231,906	46,646,160
Legrand SA	245,820	24,627,831
LVMH Moet Hennessy Louis Vuitton SE	133,979	124,435,400
Pernod Ricard SA	249,843	55,105,297
Sartorius Stedim Biotech	24,357	7,619,058
TOTAL FRANCE		470,787,796
Germany - 5.9%
Allianz SE	248,563	59,406,393
Bayer AG	186,539	10,909,443
Deutsche Borse AG	148,417	28,436,922
DHL Group	860,004	44,177,236
Hannover Reuck SE	126,755	27,058,127
Infineon Technologies AG	563,001	24,735,724
Merck KGaA	210,290	36,947,974
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	62,281	23,460,549
Siemens Healthineers AG (c)	254,507	14,780,644
TOTAL GERMANY		269,913,012
Greece - 0.2%
Piraeus Financial Holdings SA (a)	2,085,438	7,878,539
Hong Kong - 1.7%
AIA Group Ltd.	7,020,610	70,239,390
Prudential PLC	648,616	9,006,897
TOTAL HONG KONG		79,246,287
India - 3.5%
Axis Bank Ltd.	1,195,509	13,866,683
Fairfax India Holdings Corp. (a)(c)	599,209	8,538,728
HDFC Bank Ltd.	4,908,951	98,563,030
HDFC Standard Life Insurance Co. Ltd. (c)	188,600	1,483,413
Jio Financial Services Ltd. (d)	1,037,211	3,302,453
Reliance Industries Ltd.	1,037,211	32,151,145
TOTAL INDIA		157,905,452
Indonesia - 1.0%
PT Bank Central Asia Tbk	37,898,294	22,932,489
PT Bank Rakyat Indonesia (Persero) Tbk	66,672,236	24,979,982
TOTAL INDONESIA		47,912,471
Ireland - 1.1%
CRH PLC	239,267	14,253,353
Kingspan Group PLC (Ireland)	282,262	22,655,336
Ryanair Holdings PLC sponsored ADR (a)	131,880	13,521,656
TOTAL IRELAND		50,430,345
Israel - 0.6%
NICE Ltd. sponsored ADR (a)	118,539	25,823,721
Italy - 1.4%
FinecoBank SpA	1,573,973	24,427,183
UniCredit SpA	1,478,308	37,431,139
TOTAL ITALY		61,858,322
Japan - 16.8%
Bandai Namco Holdings, Inc.	412,540	9,319,956
BayCurrent Consulting, Inc.	274,800	8,862,211
Daikin Industries Ltd.	74,496	15,062,998
Fast Retailing Co. Ltd.	18,300	4,574,196
FUJIFILM Holdings Corp.	508,919	29,501,669
Fujitsu Ltd.	87,185	11,266,975
Hitachi Ltd.	1,170,265	76,484,898
Hoya Corp.	649,305	75,443,796
IHI Corp.	59,300	1,455,563
Itochu Corp.	1,256,473	50,783,536
Keyence Corp.	114,357	51,252,257
Minebea Mitsumi, Inc.	1,793,690	33,134,062
Misumi Group, Inc.	763,964	13,932,482
Nomura Research Institute Ltd.	480,571	13,655,387
ORIX Corp.	1,566,464	30,070,735
Persol Holdings Co. Ltd.	1,011,348	19,961,798
Relo Group, Inc.	784,390	10,817,651
Renesas Electronics Corp. (a)	415,888	8,024,077
Resona Holdings, Inc.	729,800	3,972,566
Seven & i Holdings Co. Ltd.	432,087	17,898,209
Shin-Etsu Chemical Co. Ltd.	2,046,200	67,411,759
SMC Corp.	76,252	39,743,337
Sony Group Corp.	629,311	58,945,198
Sumitomo Mitsui Financial Group, Inc.	913,412	42,794,892
Suzuki Motor Corp.	290,701	11,641,118
TechnoPro Holdings, Inc.	379,267	9,819,248
TIS, Inc.	425,340	10,772,151
Tokyo Electron Ltd.	276,963	41,568,564
TOTAL JAPAN		768,171,289
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	708,509	38,704,824
Luxembourg - 0.5%
Eurofins Scientific SA	317,397	21,839,043
Netherlands - 6.1%
Adyen BV (a)(c)	9,080	16,852,619
Argenx SE (a)	46,288	23,312,465
ASML Holding NV (depository receipt)	189,503	135,761,843
BE Semiconductor Industries NV	103,424	12,355,101
IMCD NV	226,036	34,284,242
Wolters Kluwer NV	458,025	57,510,947
TOTAL NETHERLANDS		280,077,217
Spain - 1.9%
Amadeus IT Holding SA Class A	222,302	15,941,141
Banco Santander SA (Spain)	5,185,079	21,011,402
CaixaBank SA	6,360,341	25,728,853
Industria de Diseno Textil SA	681,450	26,084,421
TOTAL SPAIN		88,765,817
Sweden - 1.7%
Indutrade AB	1,722,153	36,139,953
Investor AB (B Shares)	2,106,107	43,006,887
Kry International AB (a)(d)(e)	663	37,447
TOTAL SWEDEN		79,184,287
Switzerland - 1.8%
Compagnie Financiere Richemont SA Series A	113,821	18,328,926
Partners Group Holding AG	6,805	7,631,776
Sika AG	124,339	38,597,061
Zurich Insurance Group Ltd.	36,979	17,843,889
TOTAL SWITZERLAND		82,401,652
Taiwan - 1.2%
ECLAT Textile Co. Ltd.	293,000	5,043,702
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	526,352	52,187,801
TOTAL TAIWAN		57,231,503
United Kingdom - 12.9%
3i Group PLC	530,298	13,454,289
AstraZeneca PLC (United Kingdom)	598,982	86,059,503
B&M European Value Retail SA	5,525,854	39,230,757
BAE Systems PLC	4,579,252	54,763,556
Beazley PLC	1,792,246	12,615,933
Big Yellow Group PLC	725,403	9,989,050
Cab Payments Holdings Ltd.	1,547,670	5,700,401
Compass Group PLC	1,221,159	31,771,692
Diageo PLC	1,051,215	45,877,432
Entain PLC	625,172	11,120,079
Games Workshop Group PLC	75,022	11,216,560
Hiscox Ltd.	1,791,804	24,811,731
JD Sports Fashion PLC	4,804,950	9,724,464
London Stock Exchange Group PLC	319,527	34,698,973
RELX PLC (Euronext N.V.)	2,042,673	68,567,906
Rentokil Initial PLC	5,056,195	41,229,038
S4 Capital PLC (a)	1,497,685	2,029,689
Sage Group PLC	747,124	8,980,323
Smith & Nephew PLC	1,840,822	28,004,443
Standard Chartered PLC (United Kingdom)	2,015,744	19,334,528
Starling Bank Ltd. Series D (a)(d)(e)	2,406,800	10,779,796
WPP PLC	1,662,017	18,147,140
TOTAL UNITED KINGDOM		588,107,283
United States of America - 11.0%
Aon PLC	69,081	22,002,299
Experian PLC	577,676	22,324,627
Ferguson PLC	280,139	44,957,524
ICON PLC (a)	108,995	27,402,433
IQVIA Holdings, Inc. (a)	94,876	21,229,454
Linde PLC	195,448	76,355,670
Marsh & McLennan Companies, Inc.	214,911	40,493,531
Marvell Technology, Inc.	552,636	35,993,183
MasterCard, Inc. Class A	73,952	29,157,795
Nestle SA (Reg. S)	751,158	92,031,288
S&P Global, Inc.	96,234	37,965,275
Schlumberger Ltd.	881,706	51,438,728
TOTAL UNITED STATES OF AMERICA		501,351,807
Zambia - 0.8%
First Quantum Minerals Ltd.	1,224,503	36,317,683
TOTAL COMMON STOCKS (Cost $3,353,340,271)		4,367,845,580

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	21,668	2,836,481
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (a)(d)(e)	743,562	8,662,497
Series D (d)(e)	304,085	4,509,581
		13,172,078
TOTAL CONVERTIBLE PREFERRED STOCKS		16,008,559
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	3,828	216,210
TOTAL PREFERRED STOCKS (Cost $19,777,817)		16,224,769

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	198,222,091	198,261,735
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	20,279,872	20,281,900
TOTAL MONEY MARKET FUNDS (Cost $218,543,013)		218,543,635

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,591,661,101)	4,602,613,984
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(30,410,732)
NET ASSETS - 100.0%	4,572,203,252

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,655,404 or 0.9% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,042,012 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International AB	5/14/21	287,945

Kry International AB Series E	5/14/21	1,750,058

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	4,642,638

Wasabi Holdings, Inc. Series C	3/31/21	8,078,504

Wasabi Holdings, Inc. Series D	9/09/22	4,319,984

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	165,418,854	533,995,906	501,153,025	6,284,389	-	-	198,261,735	0.5%
Fidelity Securities Lending Cash Central Fund 5.32%	39,190,867	759,813,274	778,722,241	427,822	-	-	20,281,900	0.1%
Total	204,609,721	1,293,809,180	1,279,875,266	6,712,211	-	-	218,543,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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